Other non-current assets	12 Months Ended
Dec. 31, 2022
Other Non-current Assets [Abstract]
Other non-current assets
9 Other non-current assets
As of December 31, 2022, other non-current assets were comprised of rent, trade, and other term deposits amounting to USD 3,441 thousand (2021: USD 2,277 thousand), restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period, and other non-current assets amounting to USD 148 thousand as of December 31, 2022 (2021: USD 328 thousand).